Operating costs - Summary of research and development expenditure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating costs
Personnel costs	€ (81,352)	€ (59,950)	€ (42,315)
Subcontracting	(197,644)	(123,054)	(65,649)
Disposables and lab fees and premise costs	(25,525)	(22,277)	(20,414)
Other operating expenses	(18,355)	(13,221)	(11,196)
Total research and development expenditure	€ (322,875)	€ (218,502)	€ (139,573)